General and Administrative Expenses (Tables)	6 Months Ended
Sep. 30, 2024
Selling, general and administrative expense [Abstract]
Schedule of general and administrative expense [Table Text Block]
	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Management fees, salaries and wages	761	760	1,733	1,408
Marketing	563	331	946	638
Office, administration, and regulatory	1,098	1,316	2,080	2,237
Professional fees, advisory, and consulting	959	1,156	2,065	2,047
Total	3,381	3,563	6,824	6,330